UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                       New York, NY               May 14, 2010
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        58

Form 13F Information Table Value Total:  $665,218
                                        (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362             Arrow Partners LP

(2)     028-13388             Arrow Offshore, Ltd.


                                                 FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2          COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8

                                                         VALUE     SHRS OR SH/ PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT PRN CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
AON CORP                      COM             037389103      315     7,377 SH         SHARED-DEFINED  1                   7,377
AON CORP                      COM             037389103      112     2,623 SH         SHARED-DEFINED  2                   2,623
BECTON DICKINSON & CO         COM             075887109    4,211    53,492 SH         SOLE            NONE     53,492
COLGATE PALMOLIVE CO          COM             194162103   27,596   323,666 SH         SHARED-DEFINED  1                 323,666
COLGATE PALMOLIVE CO          COM             194162103   14,844   174,100     CALL   SHARED-DEFINED  1                 174,100
COLGATE PALMOLIVE CO          COM             194162103    8,640   101,334 SH         SHARED-DEFINED  2                 101,334
COLGATE PALMOLIVE CO          COM             194162103    6,062    71,100     CALL   SHARED-DEFINED  2                  71,100
COLGATE PALMOLIVE CO          COM             194162103   24,830   291,225 SH         SOLE            NONE    291,225
COLGATE PALMOLIVE CO          COM             194162103    3,636    42,650     CALL   SOLE            NONE     42,650
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   15,239   545,600     CALL   SHARED-DEFINED  1                 545,600
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    5,050   180,800     CALL   SHARED-DEFINED  2                 180,800
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    3,304   118,300     CALL   SOLE            NONE    118,300
DIAGEO P L C                  SPON ADR NEW    25243Q205    8,263   122,500 SH         SOLE            NONE    122,500
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    5,188    75,631 SH         SHARED-DEFINED  1                  75,631
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    1,811    26,401 SH         SHARED-DEFINED  2                  26,401
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207      175     2,550 SH         SOLE            NONE      2,550
EXPRESS SCRIPTS INC           COM             302182100   13,615   133,799 SH         SHARED-DEFINED  1                 133,799
EXPRESS SCRIPTS INC           COM             302182100    4,854    47,701 SH         SHARED-DEFINED  2                  47,701
EXPRESS SCRIPTS INC           COM             302182100      346     3,400 SH         SOLE            NONE      3,400
HYATT HOTELS CORP             COM CL A        448579102      414    10,634 SH         SHARED-DEFINED  1                  10,634
HYATT HOTELS CORP             COM CL A        448579102      170     4,366 SH         SHARED-DEFINED  2                   4,366
INTERACTIVE DATA CORP         COM             45840J107    4,516   141,125 SH         SHARED-DEFINED  1                 141,125
INTERACTIVE DATA CORP         COM             45840J107    1,494    46,675 SH         SHARED-DEFINED  2                  46,675
INTERACTIVE DATA CORP         COM             45840J107      563    17,600 SH         SOLE            NONE     17,600
INTERVAL LEISURE GROUP INC    COM             46113M108   13,973   959,709 SH         SHARED-DEFINED  1                 959,709
INTERVAL LEISURE GROUP INC    COM             46113M108    5,246   360,278 SH         SHARED-DEFINED  2                 360,278
INTERVAL LEISURE GROUP INC    COM             46113M108    2,008   137,942 SH         SOLE            NONE    137,942
ISHARES INC                   MSCI SINGAPORE  464286673    7,526   654,400 SH         SHARED-DEFINED  1                 654,400
ISHARES INC                   MSCI SINGAPORE  464286673    2,484   216,000 SH         SHARED-DEFINED  2                 216,000
JOHNSON & JOHNSON             COM             478160104    3,725    57,132 SH         SHARED-DEFINED  1                  57,132
JOHNSON & JOHNSON             COM             478160104   25,454   390,400     CALL   SHARED-DEFINED  1                 390,400
JOHNSON & JOHNSON             COM             478160104   18,856   289,200     CALL   SHARED-DEFINED  2                 289,200
JOHNSON & JOHNSON             COM             478160104   17,691   271,334     CALL   SOLE            NONE    271,334
KRAFT FOODS INC               CL A            50075N104    1,820    60,200     CALL   SHARED-DEFINED  1                  60,200
KRAFT FOODS INC               CL A            50075N104      605    20,000     CALL   SHARED-DEFINED  2                  20,000
MASTERCARD INC                CL A            57636Q104   79,472   312,880 SH         SHARED-DEFINED  1                 312,880
MASTERCARD INC                CL A            57636Q104   24,746    97,426 SH         SHARED-DEFINED  2                  97,426
MASTERCARD INC                CL A            57636Q104  112,222   441,820 SH         SOLE            NONE    441,820
MCDONALDS CORP                COM             580135101    4,354    65,252 SH         SOLE            NONE     65,252
MEAD JOHNSON NUTRITION CO     COM             582839106   20,802   399,809 SH         SHARED-DEFINED  1                 399,809
MEAD JOHNSON NUTRITION CO     COM             582839106    7,351   141,290 SH         SHARED-DEFINED  2                 141,290
MEAD JOHNSON NUTRITION CO     COM             582839106    5,700   109,550 SH         SOLE            NONE    109,550
PFIZER INC                    COM             717081103    3,557   207,411 SH         SOLE            NONE    207,411
PHILIP MORRIS INTL INC        COM             718172109   15,064   288,808 SH         SHARED-DEFINED  1                 288,808
PHILIP MORRIS INTL INC        COM             718172109    5,528   105,984 SH         SHARED-DEFINED  2                 105,984
PHILIP MORRIS INTL INC        COM             718172109   18,388   352,537 SH         SOLE            NONE    352,537
PHILIP MORRIS INTL INC        COM             718172109   11,001   210,900     CALL   SHARED-DEFINED  1                 210,900
PHILIP MORRIS INTL INC        COM             718172109    6,212   119,100     CALL   SHARED-DEFINED  2                 119,100
PHILIP MORRIS INTL INC        COM             718172109   15,648   300,000     CALL   SHARED-DEFINED  NONE    300,000
UNILEVER N V                  N Y SHS NEW     904784709    4,472   148,284 SH         SHARED-DEFINED  1                 148,284
UNILEVER N V                  N Y SHS NEW     904784709    1,680    55,716 SH         SHARED-DEFINED  2                  55,716
UNILEVER N V                  N Y SHS NEW     904784709    3,817   126,546 SH         SOLE            NONE    126,546
VERISK ANALYTICS INC          CL A            92345Y106    4,268   151,352 SH         SHARED-DEFINED  1                 151,352
VERISK ANALYTICS INC          CL A            92345Y106    1,460    51,771 SH         SHARED-DEFINED  2                  51,771
VERISK ANALYTICS INC          CL A            92345Y106      194     6,877 SH         SOLE            NONE      6,877
VISA INC                      COM CL A        92826C839   35,765   392,897 SH         SHARED-DEFINED  1                 392,897
VISA INC                      COM CL A        92826C839   12,556   137,936 SH         SHARED-DEFINED  2                 137,936
VISA INC                      COM CL A        92826C839   16,325   179,334 SH         SOLE            NONE    179,334



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